Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and intangible assets
Schedule of goodwill by reportable segment
(in thousands)	Infrastructure	Telecommunications	Total
Goodwill, gross, at December 31, 2020	$27,327	$549	$27,876
Additions	25,148	-	25,148
Measurement period adjustments	135	223	358
Goodwill, gross, at December 31, 2021	52,610	772	53,382
Addition	18,497	-	18,497
Measurement period adjustments	(31,880)	-	(31,880)
Goodwill, gross, at December 31, 2022	$39,227	$772	$39,999

Accumulated impairment at December 31, 2020	$(10,700)	$-	$(10,700)
Impairment	(16,627)	-	(16,627)
Accumulated impairment at December 31, 2021	(27,327)	-	(27,327)
Impairment	-	-	-
Accumulated impairment at December 31, 2022	$(27,327)	$-	$(27,327)

Goodwill, net, at December 31, 2021	$25,283	$772	$26,055
Goodwill, net, at December 31, 2022	$11,900	$772	$12,672

Schedule of fair value of the EV Depot
Estimates and Assumptions
Fourth Quarter 2022
Discount Rate	15.5%
Forecasted revenue growth rates	3% to 42%
Terminal value growth rate	3%

Intangible assets
	December 31, 2022
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$30,849	$(2,489)	$28,360
Backlog	3,322	(1,107)	2,215
Non-compete agreements	3,729	(895)	2,834
Off-market favorable leases	955	(955)	-
Brand	560	(37)	523
Total	$39,415	$(5,483)	$33,932

Estimated future amortization expense
(in thousands)
2023	$4,134
2024	4,134
2025	3,026
2026	2,132
2027	2,094
Thereafter	18,412
Total	$33,932